Segment Information - Schedule of Group’s Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Group’s Revenues [Line Items]
Total	$ 74,508	$ 77,264
Offline Sales to Dealers [Member]
Schedule of Group’s Revenues [Line Items]
Revenues	39,384	45,668
Offline Sales to ODM Customers [Member]
Schedule of Group’s Revenues [Line Items]
Revenues	27,735	25,711
Online Sales to Retail Customers [Member]
Schedule of Group’s Revenues [Line Items]
Revenues	$ 7,389	$ 5,885